UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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           --------------------------------------------------

Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           10/23/09
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        88
                                               -------------

Form 13F Information Table Value Total:        $77,432
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                                                     Form 13F Information Table

                  Column 1             Column 2    Column 3  Column 4 Column 5            Column 6  Column 7  Column 8
    ------------------------------- -------------- --------- -------- --------           ---------- -------- ---------
                                                              Value   Shrs or   SH/ PUT/ Investment  Other    Voting  Authority
              Name of Issuer        Title of Class   Cusip   (x$1000) Prn Amt   PRN CALL Discretion Managers   Sole    Shared   None
    ------------------------------- -------------- --------- -------- --------  --- ---- ---------- -------- -------- --------- ----
 1             3Par Inc.                 COM       88580F109      119   10,790  SH       SOLE                  10,790
 2      Activision Blizzard In.          COM       00507V109      235   19,000  SH       SOLE                  19,000
 3           Adobe Sys Inc               COM       00724F101      283    8,580  SH       SOLE                   8,580
 4            Airgas Inc.                COM       009363102      793   16,400  SH       SOLE                  16,400
 5           Allergan Inc.               COM       018490102      834   14,700  SH       SOLE                  14,700
 6        Alliant Techsystems            COM       018804104      344    4,423  SH       SOLE                   4,423
 7          Amazon Com Inc               COM       023135106    2,897   31,032  SH       SOLE                  31,032
 8     American Public Education         COM       02913V103      250    7,200  SH       SOLE                   7,200
 9            Amgen Inc.                 COM       031162100      338    5,610  SH       SOLE                   5,610
10        Apple Computer Inc             COM       037833100    2,229   12,025  SH       SOLE                  12,025
11         Applied Matls Inc             COM       038222105      241   18,000  SH       SOLE                  18,000
12         Bank New York Inc             COM       064057102      254    8,773  SH       SOLE                   8,773
13       Bank of America Corp.           COM       060505104      279   16,496  SH       SOLE                  16,496
14             Boeing Co                 COM       097023105    1,490   27,515  SH       SOLE                  27,515
15              BP PLC                Spons. ADR   055622104      238    4,475  SH       SOLE                   4,475
16           Broadcom Corp              Cl. A      111320107      503   16,400  SH       SOLE                  16,400
17           Carnival Corp            Paired CTF   143658300      839   25,225  SH       SOLE                  25,225
18        Caterpillar Inc Del            COM       149123101    1,895   36,920  SH       SOLE                  36,920
19        ChevronTexaco Corp             COM       166764100    1,574   22,350  SH       SOLE                  22,350
20      China Mobile Hong Kong        Spons. ADR   16941M109      383    7,800  SH       SOLE                   7,800
21            Chubb Corp                 COM       171232101      342    6,775  SH       SOLE                   6,775
22           Cisco Sys Inc               COM       17275R102    1,003   42,589  SH       SOLE                  42,589
23   Cliffs Natural Resources Inc.       COM       18683K101      591   18,250  SH       SOLE                  18,250
24           Coca Cola Co.               COM       191216100      532    9,910  SH       SOLE                   9,910
25      Consolidated Edison Inc          COM       209115104      281    6,875  SH       SOLE                   6,875
26             CSX Corp                  COM       126408103    1,387   33,140  SH       SOLE                  33,140
27            Deere & Co                 COM       244199105    1,232   28,705  SH       SOLE                  28,705
28      Du Pont E I De Nemours           COM       263534109    1,498   46,595  SH       SOLE                  46,595
29             EBAY Inc                  COM       278642103      853   36,156  SH       SOLE                  36,156
30        Electronic Arts Inc            COM       285512109      547   28,690  SH       SOLE                  28,690
31          Emerson Elec Co              COM       291011104    1,410   35,190  SH       SOLE                  35,190
32     Enbridge Energy Partners          COM       29250R106      207    4,600  SH       SOLE                   4,600
33  Enterprise Products Partners LP      COM       293792107      210    7,410  SH       SOLE                   7,410
34         Exxon Mobil Corp              COM       30231G102    2,168   31,603  SH       SOLE                  31,603
35            Fedex Corp                 COM       31428X106    1,330   17,675  SH       SOLE                  17,675
36           Frontline LTD               COM       G3682E127      639   27,600  SH       SOLE                  27,600
37        General Electric Co            COM       369604103      402   24,495  SH       SOLE                  24,495
38        General Mills Inc.             COM       370334104    1,536   23,855  SH       SOLE                  23,855
39        Gilead Sciences Inc            COM       375558103    1,188   25,500  SH       SOLE                  25,500
40            Google Inc                Cl. A      38259P508    2,786    5,619  SH       SOLE                   5,619
41        Harley Davidson Inc            COM       412822108      533   23,178  SH       SOLE                  23,178
42          HDFC Bank Ltd.            Spons. ADR   40415F101      545    4,600  SH       SOLE                   4,600
43            Hershey Co.                COM       427866108      225    5,799  SH       SOLE                   5,799
44             Hess Corp                 COM       42809H107      756   14,145  SH       SOLE                  14,145
45        Hewlett Packard Co.            COM       428236103    1,046   22,160  SH       SOLE                  22,160
46      Illinois Tool Wks Inc.           COM       452308109      408    9,550  SH       SOLE                   9,550
47          Interclick Inc.              COM       458483104       43   20,500  SH       SOLE                  20,500
48  International Business Machines      COM       459200101    1,612   13,480  SH       SOLE                  13,480
49      J P Morgan Chase & Co.           COM       46625H100    1,862   42,485  SH       SOLE                  42,485
50         Johnson & Johnson             COM       478160104    2,415   39,663  SH       SOLE                  39,663
51       Juniper Networks Inc.           COM       48203R104      288   10,675  SH       SOLE                  10,675
52            Kellogg Co                 COM       487836108      256    5,200  SH       SOLE                   5,200
53    Kinder Morgan Energy UT LP         COM       494550106      354    6,550  SH       SOLE                   6,550
54   L-3 Communications Hldgs Inc        COM       502424104      594    7,393  SH       SOLE                   7,393
55          Merck & Co Inc.              COM       589331107      845   26,715  SH       SOLE                  26,715
56       Microchip Technology            COM       595017104      259    9,787  SH       SOLE                   9,787
57          Microsoft Corp               COM       594918104    1,991   77,410  SH       SOLE                  77,410
58          Monsanto Co NEW              COM       61166W101      938   12,125  SH       SOLE                  12,125
59          Murphy Oil Corp              COM       626717102      397    6,900  SH       SOLE                   6,900
60      Nordic American Tanker           COM       G65773106      441   14,950  SH       SOLE                  14,950
61       Northern Trust Corp.            COM       665859104    1,163   20,005  SH       SOLE                  20,005
62            Nucor Corp.                COM       670346105      774   16,475  SH       SOLE                  16,475
63      Oceaneering Int'l. Inc.          COM       675232102      692   12,200  SH       SOLE                  12,200
64          OGE Energy Corp              COM       670837103    1,132   34,230  SH       SOLE                  34,230
65            Oracle Corp                COM       68389X105    1,269   60,905  SH       SOLE                  60,905
66     Pan American Silver Corp          COM       697900108      280   12,300  SH       SOLE                  12,300
67            Pepsico Inc                COM       713448108    1,237   21,082  SH       SOLE                  21,082
68      Permian Basin Rlty Trst          COM       714236106      230   17,980  SH       SOLE                  17,980
69           PG & E Corp.                COM       69331C108      959   23,675  SH       SOLE                  23,675
70      Potash Corp. Sask. Inc.          COM       73755L107      379    4,200  SH       SOLE                   4,200
71       Procter & Gamble Co.            COM       742718109    1,945   33,583  SH       SOLE                  33,583
72           Qualcomm Inc                COM       747525103    1,478   32,870  SH       SOLE                  32,870
73      Research In Motion Ltd.          COM       760975102      587    8,675  SH       SOLE                   8,675
74        Salesforce Com Inc             COM       79466L302      974   17,100  SH       SOLE                  17,100
75         Schlumberger Ltd              COM       806857108    1,999   33,542  SH       SOLE                  33,542
76          Smith Intl Inc.              COM       832110100      771   26,875  SH       SOLE                  26,875
77       Southern Copper Corp            COM       84265V105    1,486   48,420  SH       SOLE                  48,420
78        State Street Corp.             COM       857477103    1,313   24,965  SH       SOLE                  24,965
79          SVB Finl Group               COM       78486Q101      938   21,681  SH       SOLE                  21,681
80         Tata Motors Ltd.           Spons. ADR   876568502      146   11,300  SH       SOLE                  11,300
81       Toronto Dominion Bank           COM       891160509      458    7,100  SH       SOLE                   7,100
82        Transocean Inc. New            COM       H8817H100      945   11,050  SH       SOLE                  11,050
83     United Technologies Corp.         COM       913017109      445    7,310  SH       SOLE                   7,310
84       Urban Outfitters Inc.           COM       917047102      567   18,800  SH       SOLE                  18,800
85       Wells Fargo & Co New            COM       949746101    1,422   50,470  SH       SOLE                  50,470
86             Yahoo Inc                 COM       984332106      827   46,445  SH       SOLE                  46,445
87    Ishares Inc. MSCI Malaysia         COM       464286830      349   34,400  SH       SOLE                  34,400
88    Ishares Inc. FTSE XNHUA IDX        COM       464287184      699   17,070  SH       SOLE                  17,070

totals:           88                                                    77,432

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00